NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) ft²	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) ft²	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2016 ft²	Dec. 31, 2016 a	Dec. 31, 2016 m²	Jan. 31, 2014 USD ($)
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Number of Reporting Units			4		4
Number Of Wholly Owned Subsidiary			6		5
Retained Earnings (Accumulated Deficit)	$ (45,001,858)		$ (45,001,858)		$ (49,227,055)	$ (16,427,378)
Inventory Adjustments					0	75,048
Capital					825,000
Payments to Acquire Businesses and Interest in Affiliates			106,000
Debt Instrument, Face Amount										$ 170,000
Assets	2,807,289		2,807,289		2,857,871	3,682,711
Accounts Payable and Accrued Liabilities, Current	474,200		474,200		363,618
Revenues	979,991	$ 810,380	2,532,701	$ 2,204,434	2,981,982	1,762,978
NET LOSS	$ 586,873	$ (14,447,094)	$ 4,225,197	$ (16,971,797)	$ (32,799,677)	$ (8,786,277)
Minimum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life						2 years
Maximum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life						10 years
GC Supply [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²							1,800
Pueblo West Property [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property	5,000		5,000					3	5,000
Lease Expiration Date						Dec. 31, 2022
Potential Acquisitions [Member] | Minimum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²						5,000
Potential Acquisitions [Member] | Maximum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²						50,000
The Greenhouse [Member] | Leasing Arrangement [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	16,056		16,056			16,056
ACS Corp [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Number Of Wholly Owned Subsidiary						1
GC Finance Arizona [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Equity Method Investment, Ownership Percentage	100.00%		100.00%
GC Finanace Arizona [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Payments to Acquire Businesses and Interest in Affiliates			$ 106,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	50.00%		50.00%
Debt Instrument, Face Amount	$ 825,000		$ 825,000
Debt Instrument, Fair Value Disclosure	$ 106,000		$ 106,000
Potential Acquisitions [Member] | Minimum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	5,000		5,000
Potential Acquisitions [Member] | Maximum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	50,000		50,000
DB Arizona [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Assets	$ 1,200,000		$ 1,200,000
Accounts Payable and Accrued Liabilities, Current	73,639		73,639
Debt, Current	$ 2,463,373		2,463,373
Revenues			632,000
NET LOSS			$ 611,000
ACS Corp [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Number Of Wholly Owned Subsidiary			1
DB Arizona Owner [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	50.00%		50.00%
Building [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life						30 years
Leasehold Improvements [Member] | Minimum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life						5 years
Furniture and Fixtures [Member] | Minimum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life						3 years
Furniture and Fixtures [Member] | Maximum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life						5 years
Office Building [Member] | The Greenhouse [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	10,000		10,000			10,000
Consumer Banking [Member] | The Greenhouse [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	5,000		5,000			5,000